LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.70%
Aerospace & Defense–1.27%
BWX Technologies, Inc.	32,146	$3,298,822
Curtiss-Wright Corp.	13,433	3,438,042
Hexcel Corp.	29,643	2,159,493
Woodward, Inc.	21,181	3,264,416
		12,160,773
Air Freight & Logistics–0.23%
†GXO Logistics, Inc.	41,786	2,246,415
		2,246,415
Auto Components–1.39%
†Adient PLC	32,052	1,055,152
Autoliv, Inc.	25,837	3,111,550
†Fox Factory Holding Corp.	14,887	775,166
Gentex Corp.	81,935	2,959,492
†Goodyear Tire & Rubber Co.	99,603	1,367,549
Lear Corp.	20,034	2,902,526
†Visteon Corp.	9,769	1,148,932
		13,320,367
Automobiles–0.43%
Harley-Davidson, Inc.	44,519	1,947,261
Thor Industries, Inc.	18,731	2,197,896
		4,145,157
Banks–5.29%
Associated Banc-Corp.	52,248	1,123,854
Bank OZK	36,960	1,680,202
Cadence Bank	64,165	1,860,785
Columbia Banking System, Inc.	73,270	1,417,775
Commerce Bancshares, Inc.	41,612	2,213,758
Cullen/Frost Bankers, Inc.	22,553	2,538,791
East West Bancorp, Inc.	49,505	3,916,341
First Financial Bankshares, Inc.	45,117	1,480,289
First Horizon Corp.	196,281	3,022,727
FNB Corp.	126,047	1,777,263
Glacier Bancorp, Inc.	38,950	1,568,906
Hancock Whitney Corp.	30,262	1,393,262
Home BancShares, Inc.	65,835	1,617,566
International Bancshares Corp.	18,747	1,052,457
New York Community Bancorp, Inc.	253,642	816,727
Old National Bancorp	102,802	1,789,783
Pinnacle Financial Partners, Inc.	26,717	2,294,456
Prosperity Bancshares, Inc.	32,922	2,165,609
SouthState Corp.	26,698	2,270,131
Synovus Financial Corp.	51,371	2,057,922
†Texas Capital Bancshares, Inc.	16,593	1,021,299
UMB Financial Corp.	15,343	1,334,688
United Bankshares, Inc.	47,286	1,692,366
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Valley National Bancorp	149,809	$1,192,480
Webster Financial Corp.	60,427	3,067,879
Wintrust Financial Corp.	21,511	2,245,533
Zions Bancorp NA	52,041	2,258,579
		50,871,428
Beverages–0.70%
†Boston Beer Co., Inc. Class A	3,306	1,006,413
†Celsius Holdings, Inc.	52,084	4,318,805
Coca-Cola Consolidated, Inc.	1,646	1,393,191
		6,718,409
Biotechnology–1.87%
†Arrowhead Pharmaceuticals, Inc.	43,522	1,244,729
†Cytokinetics, Inc.	34,444	2,414,869
†Exelixis, Inc.	106,504	2,527,340
†Halozyme Therapeutics, Inc.	46,402	1,887,633
†Neurocrine Biosciences, Inc.	34,954	4,820,856
†Roivant Sciences Ltd.	118,500	1,249,286
†United Therapeutics Corp.	16,508	3,792,218
		17,936,931
Building Products–3.62%
Advanced Drainage Systems, Inc.	23,993	4,132,554
Carlisle Cos., Inc.	17,057	6,683,786
Fortune Brands Innovations, Inc.	44,294	3,750,373
Lennox International, Inc.	11,249	5,498,061
Owens Corning	31,219	5,207,329
Simpson Manufacturing Co., Inc.	14,990	3,075,648
†Trex Co., Inc.	38,146	3,805,064
UFP Industries, Inc.	21,713	2,670,916
		34,823,731
Capital Markets–2.89%
Affiliated Managers Group, Inc.	11,876	1,988,874
Carlyle Group, Inc.	76,043	3,567,177
Evercore, Inc. Class A	12,175	2,344,783
Federated Hermes, Inc.	28,702	1,036,716
Houlihan Lokey, Inc.	18,308	2,346,903
Interactive Brokers Group, Inc. Class A	37,591	4,199,291
Janus Henderson Group PLC	46,553	1,531,128
Jefferies Financial Group, Inc.	59,558	2,626,508
Morningstar, Inc.	9,150	2,821,585
SEI Investments Co.	35,020	2,517,938
Stifel Financial Corp.	35,828	2,800,675
		27,781,578
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–2.36%
†Arcadium Lithium PLC	362,176	$1,560,979
Ashland, Inc.	17,597	1,713,420
Avient Corp.	32,022	1,389,755
†Axalta Coating Systems Ltd.	77,309	2,658,656
Cabot Corp.	19,471	1,795,226
Chemours Co.	52,142	1,369,249
NewMarket Corp.	2,425	1,538,953
Olin Corp.	42,212	2,482,066
RPM International, Inc.	45,269	5,384,748
Scotts Miracle-Gro Co.	14,737	1,099,233
Westlake Corp.	11,253	1,719,458
		22,711,743
Commercial Services & Supplies–1.32%
Brink's Co.	15,825	1,461,913
†Clean Harbors, Inc.	17,669	3,556,946
MSA Safety, Inc.	12,980	2,512,798
†Stericycle, Inc.	32,501	1,714,428
Tetra Tech, Inc.	18,781	3,469,039
		12,715,124
Communications Equipment–0.38%
†Ciena Corp.	50,938	2,518,884
†Lumentum Holdings, Inc.	23,676	1,121,059
		3,639,943
Construction & Engineering–2.33%
AECOM	47,781	4,686,361
Comfort Systems USA, Inc.	12,509	3,974,234
EMCOR Group, Inc.	16,525	5,787,055
†Fluor Corp.	59,848	2,530,374
†MasTec, Inc.	21,233	1,979,977
MDU Resources Group, Inc.	71,532	1,802,606
Valmont Industries, Inc.	7,338	1,675,119
		22,435,726
Construction Materials–0.51%
Eagle Materials, Inc.	12,101	3,288,447
†Knife River Corp.	19,870	1,611,059
		4,899,506
Consumer Finance–0.75%
Ally Financial, Inc.	95,359	3,870,622
FirstCash Holdings, Inc.	12,993	1,657,127
SLM Corp.	77,385	1,686,219
		7,213,968
Containers & Packaging–1.69%
AptarGroup, Inc.	23,190	3,336,809
Berry Global Group, Inc.	40,712	2,462,262
Crown Holdings, Inc.	42,048	3,332,725
Graphic Packaging Holding Co.	107,508	3,137,083
Greif, Inc. Class A	8,941	617,376
Silgan Holdings, Inc.	28,431	1,380,609
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Sonoco Products Co.	34,409	$1,990,217
		16,257,081
Diversified Consumer Services–0.90%
Graham Holdings Co. Class B	1,258	965,742
†Grand Canyon Education, Inc.	10,383	1,414,268
H&R Block, Inc.	49,010	2,406,881
Service Corp. International	51,899	3,851,425
		8,638,316
Diversified Financial Services–1.90%
Equitable Holdings, Inc.	110,219	4,189,424
Essent Group Ltd.	37,445	2,228,352
†Euronet Worldwide, Inc.	15,391	1,691,933
MGIC Investment Corp.	95,720	2,140,299
Voya Financial, Inc.	36,165	2,673,317
Western Union Co.	123,121	1,721,232
†WEX, Inc.	15,012	3,565,800
		18,210,357
Diversified Telecommunication Services–0.32%
†Frontier Communications Parent, Inc.	77,705	1,903,772
Iridium Communications, Inc.	43,505	1,138,091
		3,041,863
Electric Utilities–0.82%
ALLETE, Inc.	20,190	1,204,132
IDACORP, Inc.	17,780	1,651,584
OGE Energy Corp.	70,355	2,413,176
PNM Resources, Inc.	30,151	1,134,884
Portland General Electric Co.	35,522	1,491,924
		7,895,700
Electrical Equipment–1.54%
Acuity Brands, Inc.	10,712	2,878,636
EnerSys	14,197	1,341,049
nVent Electric PLC	58,280	4,394,312
Regal Rexnord Corp.	23,289	4,194,349
Sensata Technologies Holding PLC	53,167	1,953,355
		14,761,701
Electronic Equipment, Instruments & Components–2.37%
†Arrow Electronics, Inc.	18,902	2,447,053
Avnet, Inc.	31,742	1,573,768
Belden, Inc.	14,642	1,355,995
Cognex Corp.	60,469	2,565,095
†Coherent Corp.	46,395	2,812,465
Crane NXT Co.	16,959	1,049,762
†IPG Photonics Corp.	10,375	940,909
Littelfuse, Inc.	8,748	2,120,078
LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Novanta, Inc.	12,579	$2,198,432
TD SYNNEX Corp.	20,038	2,266,298
Vishay Intertechnology, Inc.	44,344	1,005,722
Vontier Corp.	54,211	2,459,011
		22,794,588
Energy Equipment & Services–1.01%
ChampionX Corp.	67,077	2,407,394
NOV, Inc.	138,376	2,701,100
†Valaris Ltd.	22,021	1,657,300
†Weatherford International PLC	25,403	2,932,014
		9,697,808
Entertainment–0.19%
TKO Group Holdings, Inc.	21,044	1,818,412
		1,818,412
Equity Real Estate Investment Trusts–0.45%
WP Carey, Inc.	76,813	4,335,326
		4,335,326
Food & Staples Retailing–2.02%
†BJ's Wholesale Club Holdings, Inc.	46,853	3,544,429
Casey's General Stores, Inc.	13,035	4,150,996
†Grocery Outlet Holding Corp.	34,870	1,003,559
†Performance Food Group Co.	54,653	4,079,300
†Sprouts Farmers Market, Inc.	35,676	2,300,389
†U.S. Foods Holding Corp.	79,452	4,288,024
		19,366,697
Food Products–1.12%
†Darling Ingredients, Inc.	56,039	2,606,374
Flowers Foods, Inc.	67,486	1,602,792
Ingredion, Inc.	22,903	2,676,216
Lancaster Colony Corp.	7,153	1,485,177
†Pilgrim's Pride Corp.	14,128	484,873
†Post Holdings, Inc.	17,692	1,880,306
		10,735,738
Gas Utilities–0.94%
National Fuel Gas Co.	32,362	1,738,487
New Jersey Resources Corp.	34,531	1,481,725
ONE Gas, Inc.	19,479	1,256,980
Southwest Gas Holdings, Inc.	21,104	1,606,648
Spire, Inc.	19,314	1,185,300
UGI Corp.	73,610	1,806,389
		9,075,529
Health Care Equipment & Supplies–2.18%
†Enovis Corp.	17,451	1,089,815
†Envista Holdings Corp.	60,243	1,287,995
†Globus Medical, Inc. Class A	40,524	2,173,707
†Haemonetics Corp.	17,840	1,522,644
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Integra LifeSciences Holdings Corp.	23,891	$846,936
†Lantheus Holdings, Inc.	24,058	1,497,370
†LivaNova PLC	18,923	1,058,553
†Masimo Corp.	15,592	2,289,685
†Neogen Corp.	69,212	1,092,165
†Penumbra, Inc.	13,558	3,025,875
†QuidelOrtho Corp.	17,355	831,999
†Shockwave Medical, Inc.	12,961	4,220,490
		20,937,234
Health Care Providers & Services–2.11%
†Acadia Healthcare Co., Inc.	32,393	2,566,173
†Amedisys, Inc.	11,463	1,056,430
Chemed Corp.	5,291	3,396,452
Encompass Health Corp.	35,212	2,907,807
†HealthEquity, Inc.	30,140	2,460,328
†Option Care Health, Inc.	62,221	2,086,892
†Progyny, Inc.	29,288	1,117,337
†R1 RCM, Inc.	69,112	890,163
†Tenet Healthcare Corp.	35,672	3,749,484
		20,231,066
Health Care REITs–0.61%
Healthcare Realty Trust, Inc.	133,791	1,893,143
Omega Healthcare Investors, Inc.	86,161	2,728,719
Sabra Health Care REIT, Inc.	81,221	1,199,634
		5,821,496
Health Care Technology–0.12%
†Doximity, Inc. Class A	42,912	1,154,762
		1,154,762
Hotel & Resort REITs–0.13%
Park Hotels & Resorts, Inc.	73,762	1,290,097
		1,290,097
Hotels, Restaurants & Leisure–3.60%
Aramark	92,193	2,998,116
Boyd Gaming Corp.	24,407	1,643,079
Choice Hotels International, Inc.	8,682	1,096,971
Churchill Downs, Inc.	23,845	2,950,819
†Hilton Grand Vacations, Inc.	25,035	1,181,902
Hyatt Hotels Corp. Class A	15,534	2,479,537
†Light & Wonder, Inc.	31,631	3,229,209
Marriott Vacations Worldwide Corp.	11,603	1,249,991
†Penn Entertainment, Inc.	52,336	953,039
†Planet Fitness, Inc. Class A	30,012	1,879,652
Texas Roadhouse, Inc.	23,459	3,623,712
Travel & Leisure Co.	25,439	1,245,493
Vail Resorts, Inc.	13,337	2,971,884
Wendy's Co.	58,687	1,105,663
LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc.	10,333	$3,786,011
Wyndham Hotels & Resorts, Inc.	29,142	2,236,648
		34,631,726
Household Durables–2.23%
†Helen of Troy Ltd.	8,341	961,217
KB Home	25,815	1,829,767
Leggett & Platt, Inc.	46,860	897,369
†Taylor Morrison Home Corp.	37,744	2,346,544
Tempur Sealy International, Inc.	60,515	3,438,462
Toll Brothers, Inc.	36,634	4,739,341
†TopBuild Corp.	11,102	4,892,984
Whirlpool Corp.	19,320	2,311,252
		21,416,936
Independent Power and Renewable Electricity Producers–0.99%
Ormat Technologies, Inc.	18,869	1,248,939
Vistra Corp.	118,062	8,223,018
		9,471,957
Industrial REITs–1.21%
EastGroup Properties, Inc.	16,756	3,012,226
First Industrial Realty Trust, Inc.	46,465	2,441,271
Rexford Industrial Realty, Inc.	74,030	3,723,709
STAG Industrial, Inc.	63,781	2,451,742
		11,628,948
Insurance–4.74%
American Financial Group, Inc.	22,916	3,127,576
†Brighthouse Financial, Inc.	22,553	1,162,382
CNO Financial Group, Inc.	38,429	1,056,029
Erie Indemnity Co. Class A	8,761	3,518,155
Fidelity National Financial, Inc.	90,822	4,822,648
First American Financial Corp.	36,245	2,212,757
Hanover Insurance Group, Inc.	12,576	1,712,474
Kemper Corp.	21,240	1,315,181
Kinsale Capital Group, Inc.	7,733	4,057,814
Old Republic International Corp.	91,595	2,813,798
Primerica, Inc.	12,306	3,112,926
Reinsurance Group of America, Inc.	23,151	4,465,365
RenaissanceRe Holdings Ltd.	18,510	4,350,405
RLI Corp.	14,108	2,094,615
Selective Insurance Group, Inc.	21,302	2,325,539
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Unum Group	63,860	$3,426,728
		45,574,392
Interactive Media & Services–0.28%
†Ziff Davis, Inc.	16,153	1,018,285
†ZoomInfo Technologies, Inc.	104,059	1,668,066
		2,686,351
IT Services–0.79%
†GoDaddy, Inc. Class A	49,468	5,870,862
†Kyndryl Holdings, Inc.	80,829	1,758,839
		7,629,701
Leisure Products–0.82%
Brunswick Corp.	24,172	2,333,081
†Mattel, Inc.	124,081	2,458,045
Polaris, Inc.	18,647	1,866,938
†YETI Holdings, Inc.	30,509	1,176,122
		7,834,186
Life Sciences Tools & Services–1.19%
†Azenta, Inc.	19,589	1,180,825
Bruker Corp.	32,575	3,060,095
†Medpace Holdings, Inc.	8,191	3,310,393
†Repligen Corp.	18,239	3,354,517
†Sotera Health Co.	43,682	524,621
		11,430,451
Machinery–4.90%
AGCO Corp.	21,832	2,685,773
†Chart Industries, Inc.	14,750	2,429,620
Crane Co.	17,163	2,319,236
Donaldson Co., Inc.	42,200	3,151,496
Esab Corp.	19,901	2,200,454
Flowserve Corp.	46,090	2,105,391
Graco, Inc.	59,291	5,541,337
ITT, Inc.	28,839	3,922,969
Lincoln Electric Holdings, Inc.	20,093	5,132,556
†Middleby Corp.	18,829	3,027,515
Oshkosh Corp.	22,978	2,865,586
†RBC Bearings, Inc.	10,183	2,752,974
Terex Corp.	23,535	1,515,654
Timken Co.	22,800	1,993,404
Toro Co.	36,672	3,360,255
Watts Water Technologies, Inc. Class A	9,614	2,043,456
		47,047,676
Marine–0.21%
†Kirby Corp.	20,760	1,978,843
		1,978,843
Media–0.64%
Cable One, Inc.	1,597	675,738
LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
New York Times Co. Class A	57,477	$2,484,156
Nexstar Media Group, Inc.	11,323	1,950,840
TEGNA, Inc.	69,189	1,033,684
		6,144,418
Metals & Mining–2.29%
Alcoa Corp.	62,692	2,118,363
†Cleveland-Cliffs, Inc.	175,035	3,980,296
Commercial Metals Co.	40,884	2,402,753
†MP Materials Corp.	50,552	722,893
Reliance, Inc.	20,188	6,746,426
Royal Gold, Inc.	23,076	2,810,887
U.S. Steel Corp.	78,590	3,204,900
		21,986,518
Mortgage Real Estate Investment Trusts (REITs)–0.58%
Annaly Capital Management, Inc.	175,664	3,458,824
Starwood Property Trust, Inc.	104,526	2,125,014
		5,583,838
Multiline Retail–0.45%
Macy's, Inc.	96,274	1,924,517
Nordstrom, Inc.	34,048	690,153
†Ollie's Bargain Outlet Holdings, Inc.	21,636	1,721,577
		4,336,247
Multi-Utilities–0.25%
Black Hills Corp.	23,884	1,304,066
Northwestern Energy Group, Inc.	21,513	1,095,657
		2,399,723
Office REITs–0.54%
COPT Defense Properties	39,415	952,660
Cousins Properties, Inc.	53,314	1,281,668
Kilroy Realty Corp.	37,504	1,366,271
Vornado Realty Trust	56,158	1,615,666
		5,216,265
Oil, Gas & Consumable Fuels–4.36%
Antero Midstream Corp.	119,642	1,682,167
†Antero Resources Corp.	99,238	2,877,902
Chesapeake Energy Corp.	39,053	3,469,078
Chord Energy Corp.	14,500	2,584,480
Civitas Resources, Inc.	30,144	2,288,231
†CNX Resources Corp.	53,320	1,264,750
DT Midstream, Inc.	34,063	2,081,249
Equitrans Midstream Corp.	152,193	1,900,891
HF Sinclair Corp.	54,798	3,308,155
Matador Resources Co.	38,919	2,598,622
Murphy Oil Corp.	50,957	2,328,735
Ovintiv, Inc.	88,759	4,606,592
PBF Energy, Inc. Class A	38,204	2,199,404
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp.	161,587	$2,853,626
Range Resources Corp.	84,764	2,918,425
†Southwestern Energy Co.	386,855	2,932,361
		41,894,668
Paper & Forest Products–0.20%
Louisiana-Pacific Corp.	22,545	1,891,751
		1,891,751
Personal Products–0.84%
†BellRing Brands, Inc.	46,009	2,715,911
†Coty, Inc. Class A	132,068	1,579,533
†elf Beauty, Inc.	19,498	3,822,193
		8,117,637
Pharmaceuticals–0.44%
†Jazz Pharmaceuticals PLC	22,115	2,663,088
Perrigo Co. PLC	47,600	1,532,244
		4,195,332
Professional Services–2.72%
†ASGN, Inc.	16,580	1,736,921
†CACI International, Inc. Class A	7,828	2,965,481
Concentrix Corp.	16,516	1,093,689
†ExlService Holdings, Inc.	57,933	1,842,269
Exponent, Inc.	17,782	1,470,394
†FTI Consulting, Inc.	12,233	2,572,478
Genpact Ltd.	58,007	1,911,331
Insperity, Inc.	12,444	1,363,987
KBR, Inc.	47,423	3,018,948
ManpowerGroup, Inc.	17,145	1,331,138
Maximus, Inc.	21,439	1,798,732
†Paylocity Holding Corp.	15,236	2,618,459
Science Applications International Corp.	18,288	2,384,572
		26,108,399
Real Estate Management & Development–0.34%
†Jones Lang LaSalle, Inc.	16,711	3,260,149
		3,260,149
Residential REITs–1.17%
American Homes 4 Rent Class A	111,722	4,109,135
Apartment Income REIT Corp.	50,753	1,647,950
Equity LifeStyle Properties, Inc.	65,486	4,217,298
Independence Realty Trust, Inc.	78,836	1,271,625
		11,246,008
Retail REITs–0.93%
Agree Realty Corp.	35,241	2,012,966
LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs (continued)
Brixmor Property Group, Inc.	105,591	$2,476,109
Kite Realty Group Trust	77,065	1,670,769
NNN REIT, Inc.	64,098	2,739,549
		8,899,393
Road & Rail–2.07%
Avis Budget Group, Inc.	6,484	794,031
†Hertz Global Holdings, Inc.	46,096	360,932
Knight-Swift Transportation Holdings, Inc.	56,684	3,118,754
Landstar System, Inc.	12,627	2,433,980
Ryder System, Inc.	15,569	1,871,238
†Saia, Inc.	9,326	5,455,710
Werner Enterprises, Inc.	22,286	871,828
†XPO, Inc.	40,787	4,977,237
		19,883,710
Semiconductors & Semiconductor Equipment–2.69%
†Allegro MicroSystems, Inc.	24,995	673,865
Amkor Technology, Inc.	36,259	1,168,990
†Cirrus Logic, Inc.	18,946	1,753,642
†Lattice Semiconductor Corp.	48,485	3,792,981
†MACOM Technology Solutions Holdings, Inc.	19,240	1,840,114
MKS Instruments, Inc.	22,083	2,937,039
†Onto Innovation, Inc.	17,241	3,122,000
Power Integrations, Inc.	19,973	1,429,068
†Rambus, Inc.	37,765	2,334,255
†Silicon Laboratories, Inc.	11,205	1,610,383
†Synaptics, Inc.	13,806	1,346,913
Universal Display Corp.	15,305	2,578,127
†Wolfspeed, Inc.	44,190	1,303,605
		25,890,982
Software–2.42%
†Appfolio, Inc. Class A	7,200	1,776,528
†Aspen Technology, Inc.	9,822	2,094,836
†Blackbaud, Inc.	14,755	1,093,936
†CommVault Systems, Inc.	15,337	1,555,632
Dolby Laboratories, Inc. Class A	20,898	1,750,626
†Dropbox, Inc. Class A	89,990	2,186,757
†Dynatrace, Inc.	84,221	3,911,223
†Manhattan Associates, Inc.	21,626	5,411,474
†Qualys, Inc.	12,922	2,156,294
†Teradata Corp.	34,354	1,328,469
		23,265,775
Specialized REITs–1.73%
CubeSmart	78,987	3,571,792
EPR Properties	26,461	1,123,269
Gaming & Leisure Properties, Inc.	93,795	4,321,136
Lamar Advertising Co. Class A	30,764	3,673,529
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
National Storage Affiliates Trust	27,133	$1,062,528
PotlatchDeltic Corp.	27,879	1,310,871
Rayonier, Inc.	47,920	1,592,861
		16,655,986
Specialty Retail–4.25%
†AutoNation, Inc.	9,111	1,508,599
†Burlington Stores, Inc.	22,460	5,214,987
Dick's Sporting Goods, Inc.	20,435	4,595,014
†Five Below, Inc.	19,388	3,516,596
†Floor & Decor Holdings, Inc. Class A	37,435	4,852,325
†GameStop Corp. Class A	94,354	1,181,312
Gap, Inc.	75,553	2,081,485
Lithia Motors, Inc.	9,667	2,908,414
Murphy USA, Inc.	6,661	2,792,291
Penske Automotive Group, Inc.	6,847	1,109,146
†Restoration Hardware, Inc.	5,366	1,868,763
†Valvoline, Inc.	45,542	2,029,807
Williams-Sonoma, Inc.	22,532	7,154,586
		40,813,325
Technology Hardware, Storage & Peripherals–0.56%
†Pure Storage, Inc. Class A	104,333	5,424,273
		5,424,273
Textiles, Apparel & Luxury Goods–1.43%
†Capri Holdings Ltd.	40,947	1,854,899
Carter's, Inc.	12,936	1,095,420
Columbia Sportswear Co.	12,115	983,496
†Crocs, Inc.	21,276	3,059,489
PVH Corp.	20,949	2,945,639
†Skechers USA, Inc. Class A	46,929	2,874,871
†Under Armour, Inc. Class A	133,292	967,607
		13,781,421
Trading Companies & Distributors–1.74%
Applied Industrial Technologies, Inc.	13,583	2,683,322
†Core & Main, Inc. Class A	59,920	3,430,420
GATX Corp.	12,470	1,671,354
MSC Industrial Direct Co., Inc. Class A	16,048	1,557,298
Watsco, Inc.	10,987	4,746,054
WESCO International, Inc.	15,430	2,642,850
		16,731,298
Water Utilities–0.34%
Essential Utilities, Inc.	88,323	3,272,367
		3,272,367
Total Common Stock (Cost $609,456,437)		958,015,220

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.35%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	3,382,622	$3,382,622
Total Money Market Fund (Cost $3,382,622)		3,382,622

TOTAL INVESTMENTS–100.05% (Cost $612,839,059)	$961,397,842
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(440,391)
NET ASSETS APPLICABLE TO 71,272,225 SHARES OUTSTANDING–100.00%	$960,957,451

†Non-income producing.

The following futures contracts were outstanding at March 31, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
12	E-mini S&P MidCap 400 Index	$3,692,880	$3,576,343	6/21/24	$116,537	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$958,015,220	$—	$—	$958,015,220
Money Market Fund	3,382,622	—	—	3,382,622
Total Investments	$961,397,842	$—	$—	$961,397,842
Derivatives:

Assets:
Futures Contract	$116,537	$—	$—	$116,537
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Mid-Cap Index Fund–8